Acquisitions (Details) - GBP (£)		12 Months Ended
	Jul. 15, 2020	Dec. 31, 2020
Disclosure of deferred acquisition costs arising from insurance contracts [text block] [Abstract]
Purchase of share capital	100.00%
Total consideration	£ 26,904
Net book value		£ 1,400,000
Imperial cars contributed of revenue		27,200,000
Loss before tax from discontinued operations		£ 3,800,000